Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Summary of Employee Benefits Expense

Employee benefits expense are detailed as follows:

	For the year ended December 31,
	2024	2023	2022
	(EUR thousand)
Included in Cost of sales:
Wages and salaries	186,833	175,090	154,852
Social security costs	41,364	40,025	30,721
Pension costs	7,346	7,036	5,970
Share-based payment expense	132	113	287
Included in Selling and Marketing expenses:
Wages and salaries	13,504	12,423	13,978
Social security costs	2,590	2,442	1,606
Pension costs	409	390	433
Share-based payment expense	427	57	1,024
Included in Research and Development expenses:
Wages and salaries	16,352	14,430	12,463
Social security costs	2,101	1,862	1,496
Pension costs	679	466	358
Share-based payment expense	(46)	167	800
Included in General and Administrative expenses:
Wages and salaries	29,487	24,518	22,272
Social security costs	5,299	4,846	3,612
Pension costs	1,116	699	510
Share-based payment expense	1,422	1,639	5,991
Total employee benefits expense	309,015	286,203	256,373

Summary of Average Size of Group's Workforce

The average size of the Group's workforce during the year is as follows:

	For the year ended December 31,
	2024	2023	2022
Executives	80	70	57
Managers	220	211	137
Employees	5,282	5,260	4,781
Total Workforce	5,582	5,541	4,975